Share-based Payment - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Apr. 30, 2021 CAD ($)	Apr. 30, 2020 CAD ($)	Apr. 30, 2021 CAD ($) $ / shares	Apr. 30, 2020 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, exercisable period			4 years
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options, granted			1,876,066
Exercise price of options granted | $ / shares			$ 68.36
Weighted average grant date fair value of options granted	$ 4.60		$ 4.60
Increase to equity	$ 1,000,000	$ 1,000,000	$ 5,000,000	$ 4,000,000
Employee stock options [member] | Vesting period of 3 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage			50.00%
Employee stock options [member] | Vesting period of 4 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage			50.00%